                      SEMIANNUAL REPORT / APRIL 30 2000

                            AIM SUMMIT FUND, INC.

                                [COVER IMAGE]


                           [AIM LOGO APPEARS HERE]
                           --Registered Trademark--

                                [ COVER IMAGE ]

                     -------------------------------------

                    THE PIONEER CABIN OF THE YOSEMITE VALLEY

                               BY CURRIER AND IVES

          THE LITHOGRAPHY FIRM OF CURRIER AND IVES IMMORTALIZED LIFE IN

           19TH-CENTURY AMERICA THROUGH ITS SERIES OF POPULAR PRINTS.

         THESE NATIONAL TREASURES SHAPED A WHOLE ERA'S UNDERSTANDING OF

        WHAT IT MEANS TO BE "AMERICAN." THIS CLASSIC PIECE PAYS TRIBUTE

         TO THE PERSEVERANCE AND DEDICATION OF PIONEERS IN THE AMERICAN

        WEST--QUALITIES THAT CHARACTERIZE TODAY'S DISCIPLINED INVESTOR.

                     -------------------------------------

AIM Summit Fund is for shareholders who seek capital growth through systematic investments.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Summit Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures of Class I shares, performance reflects the maximum 8.50% sales charge. The 8.50% sales charge is attributable to the 15-year investment plan. Maximum sales and creation charges total 8.50% for the smallest plan size, $50 per month. Larger plans carry lower sales charges as outlined in the prospectus. When sales charges are included in performance figures of Class II shares, performance reflects the maximum 3.33% sales charge. The 3.33% sales charge is attributable to the 15-year investment plan. Maximum sales and creation charges total 3.33% for the smallest plan size, $50 per month. Larger plans carry lower sales charges as outlined in the prospectus.
o The fund's average annual total returns as of the close of the reporting period are shown in the accompanying table. In addition, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/00, the most recent calendar quarter-end, which were: Class I Shares, one year, 38.71%; five years, 30.32%; 10 years, 20.89%. Class II shares, inception (7/19/99), 32.15% (cumulative total return).
o Because Class II shares have been offered for less than a year (since 7/19/99), all total return figures for Class II shares reflect cumulative total returns that have not yet been annualized.
o Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets. Since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded, primarily industrial stocks.
o The National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00, including sales charges

CLASS I SHARES

================================================================================
10  Years                              20.04%

5 Years                                27.22%

1 Year                                 23.71%*

*35.20%, excluding sales charges

CLASS II SHARES

================================================================================
Inception (7/19/99)                    20.65%*

*24.81%, excluding sales charges (cumulative total return)

Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                            AIM SUMMIT FUND, INC.

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                   Dear Fellow Shareholder:

                   When we started AIM in 1976, we had only a table, two chairs
     [PHOTO OF     and a telephone. At the time, Bob Graham, Gary Crum and I
    Charles T.     had the idea of creating a mutual fund company that put
      Bauer,       people first. Our slogan, "people are the product," means
   Chairman of     that people--our employees and our investors-- are our
   the Board of    company.
     THE FUND          Almost a quarter-century later, we've grown to more than
   APPEARS HERE]   seven million investors, $176 billion in assets under
                   management and 53 retail funds. Over that time, the industry
     [PHOTO OF     as a whole has grown from $51 billion in assets to more than
     Robert H.     $7 trillion today. I never dreamed we would see such
      Graham,      phenomenal growth. You are the main reason for our success,
    APPEARS HERE]  and I want you to know how much I appreciate your loyalty and trust over the past 24 years.
                       Usually in this letter I review market activity during
                   the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer

Chairman, A I M Advisors, Inc.


                              AIM SUMMIT FUND, INC.

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


FUND OUTPERFORMS DESPITE MARKET VOLATILITY

HOW DID AIM SUMMIT FUND PERFORM OVER THE LAST SIX MONTHS?
For the six months ended April 30, 2000, AIM Summit Fund delivered outstanding returns. The fund's Class I shares returned 28.76%, and its Class II shares returned 28.29%. Both significantly outperformed the S&P 500, which returned 7.18% over the same period. These performance figures were calculated at net asset value, that is, without the effect of sales charges.
    The fund's assets continue to grow. Net assets stood at $3.35 billion on April 30, 2000, an increase of $720 million over the reporting period.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS DURING THE REPORTING PERIOD? U.S. equity markets experienced significant volatility during the last six months. Many technology stocks that soared in 1999 came crashing back to earth in early 2000 as investors questioned those stocks' valuations. Many investors abandoned dot-com stocks, concerned that they were overvalued, lacked a clear business model and might never make a profit.
    But even the stocks of large, historically profitable old-economy companies were not immune to price declines if it appeared they might not meet earnings expectations. Investors increasingly focused on corporate profits, and many companies that failed to deliver profits to their shareholders were punished.
    There were many reasons for the markets' heightened volatility, including continued interest-rate hikes by the Federal Reserve Board (the Fed) and sometimes contradictory economic indicators. The Fed raised short-term interest rates five times during the last year for a total increase of 125 basis points (1.25%) in a preemptive effort to contain inflation. (On May 16, shortly after the close of the reporting period, the Fed raised short-term interest rates by an additional 50 basis points and signaled it may raise rates further.)
    For all the headline-making one-day dips and dives in one market benchmark or another, it is worth noting that the most widely followed market indexes all produced positive returns for the six months covered by this report. The S&P 500 rose 7.18%; the Dow eked out a 0.79% gain; and even the Nasdaq, which provoked the most hand-wringing, was up an impressive 30.14%.

HOW DID YOU REACT TO MARKET VOLATILITY?
We used this market volatility as a buying opportunity. In managing the fund, we take a long-term investment perspective and look beyond momentary market weakness. Also, because shareholders make regular monthly contributions, fund managers have a relatively predictable cash flow that enables them to purchase quality stocks on a regular basis.
    Additionally, AIM Summit Fund's managers maintain a strict buy and sell discipline regardless of volatility, using fundamental analysis--not emotion--to decide when to buy and sell individual holdings. Finally, market unrest can result when investor sentiment switches from growth investing to value investing or vice versa. Because the fund has both a growth and a value component, fund managers have identified desirable stocks no matter which segment of the market is in fashion.

HAS MARKET VOLATILITY AFFECTED ALL STOCKS EQUALLY?
No. Much of the volatility has been concentrated among relatively new Internet stocks with high valuations and no earnings. The stocks of larger, more established companies have been comparatively stable. While the technology-laden Nasdaq was down 5.13% for the first four months of 2000, the S&P 500 Index was down only 0.79%.

HOW DID YOU MANAGE THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD?
The fund reduced the number of its holdings from 138 to 110 during the period. Major sectors represented in the portfolio on April 30, 2000 were technology (49.63%), health care (8.58%), financials (8.39%), consumer cyclicals (5.72%) and energy (5.19%). Within the technology sector, the fund held stock in well-established

CUMULATIVE TOTAL RETURNS

For the six months ended 4/30/00,
excluding sales charges
================================================================================

Bar Chart

Summit FUND CLASS I SHARES      28.76%
SUMMIT FUND CLASS II SHARES     28.29%
S&P 500 INDEX                    7.18%
================================================================================

GROWTH OF NET ASSETS
In billions

================================================================================

Bar Chart

10/31/99                   $2.62
4/30/00                    $3.35
================================================================================

          See important fund and index disclosures inside front cover.


                              AIM SUMMIT FUND, INC.

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


companies in the computer software and services, communications equipment, semiconductor electronics and computer networking industries.
    We reduced our holdings in the consumer-cyclical sector from about 9.25% to 5.72% of the fund's portfolio, but we continued to hold several retail stocks with good growth prospects. At the same time, we increased our energy holdings, particularly in the oil and gas drilling and equipment industry. From early 1999 to early 2000, oil prices more than tripled from $11 per barrel to $34. OPEC's recent increase in production levels appears to have stabilized oil prices in the range of $21 to $25, giving large oil producers a greater incentive to develop new reserves--and improving the profitability of drilling and equipment companies.

WHAT WERE SOME OF THE FUND'S MAJOR HOLDINGS?
Among the technology firms dominating the portfolio's top 10 holdings was Oracle, the leading developer of database-management systems software that allows multiple users and applications access to the same data simultaneously. Two and a half years ago, Oracle's database sales were increasing at 3% to 5% per quarter; the company reported that in its most recent quarter, database sales were up 32%, to $778 million.
    The fund's retail holdings included Target, the former Dayton Hudson. Target, which operates more than 1,200 stores nationwide, is a dominant force in the discount, mid-range and upscale formats.
    A major value holding was Health Management Associates, which operates more than 30 hospitals in rural areas of 12 states. Each year the company identifies and buys a handful of financially ailing hospitals with good turnaround potential located in growing markets; it improves the facilities and recruits medical specialists to attract patients who previously would have had to travel to major cities for medical treatment.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
U.S. and foreign markets may remain volatile for some time because of rising interest rates and because some investors have yet to figure out the proper way to value high-growth technology companies. While the Fed traditionally refrains from raising interest rates during presidential elections, it has made clear its intention to continue raising rates as necessary to ensure inflation remains in check.
    The pace of technological change continues to accelerate--as does the speed at which information travels around the globe. The fact is that nothing moves faster than the speed of light, and that is why information increasingly will be carried around the world by photons, not neutrons. Expanded bandwidth and the accelerated transition from copper wire to fiber optics will, we believe, be the technology story of the next several years--and will benefit industry leaders such as JDS Uniphase, the fund's top holding at the close of the reporting period.
    Technology and telecommunications companies in the United States and elsewhere are producing innovative new products and infrastructure that could result in many years of above-average growth. While further Fed rate hikes could put pressure on more traditional sectors of the economy, many industry-leading technology companies have little debt, making them somewhat immune to the effects of rising interest rates. AIM Summit Fund will continue to strive to own well-managed, financially strong, industry-leading companies with the potential to appreciate in the years ahead.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets

==============================================================================================================
TOP 10 HOLDINGS                                               TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------------------------
                                                                                                        <C
  1. JDS Uniphase Corp.                              5.73%      1. Computers (Software & Services)      15.38%
  2. Cisco Systems, Inc.                             3.93       2. Communications Equipment             13.28
  3. Oracle Corp.                                    2.79       3. Electronics (Semiconductors)          6.82
  4. EMC Corp.                                       2.66       4. Computers (Networking)                6.32
  5. Kansas City Southern Industries, Inc.           2.36       5. Oil & Gas (Drilling & Equipment)      4.71
  6. PMC-Sierra, Inc. (Canada)                       2.29       6. Biotechnology                         3.40
  7. Nokia Oyj - ADR (Finland)                       2.04       7. Computers (Peripherals)               3.10
  8. BEA Systems, Inc.                               2.02       8. Financial (Diversified)               2.73
  9. Health Management Associates, Inc. - Class A    1.70       9. Railroads                             2.36
 10. VERITAS Software Corp.                          1.68      10. Electrical Equipment                  2.32

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==============================================================================================================


          See important fund and index disclosures inside front cover.


                              AIM SUMMIT FUND, INC.

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                     MARKET
                                      SHARES         VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.27%

BANKS (MAJOR REGIONAL)-0.42%

FleetBoston Financial Corp.            400,000   $   14,175,000
---------------------------------------------------------------

BANKS (MONEY CENTER)-0.86%

Bank of America Corp.                  590,000       28,910,000
---------------------------------------------------------------

BIOTECHNOLOGY-3.40%

Amgen Inc.(a)                          440,000       24,640,000
---------------------------------------------------------------
Chiron Corp.(a)                        400,000       18,100,000
---------------------------------------------------------------
Genzyme Corp.(a)                       500,000       24,406,250
---------------------------------------------------------------
Immunex Corp.(a)                       400,000       15,750,000
---------------------------------------------------------------
Invitrogen Corp.(a)                    100,000        6,237,500
---------------------------------------------------------------
PE Corp.-Celera Genomics Group(a)      300,000       24,750,000
---------------------------------------------------------------
                                                    113,883,750
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-13.28%

CIENA Corp.(a)                         230,000       28,433,750
---------------------------------------------------------------
COLT Telecom Group PLC (United
  Kingdom)(a)                          214,200        9,105,271
---------------------------------------------------------------
Corning Inc.                           200,000       39,500,000
---------------------------------------------------------------
JDS Uniphase Corp.(a)                1,850,000      191,821,875
---------------------------------------------------------------
Juniper Networks, Inc.(a)              100,000       21,268,750
---------------------------------------------------------------
Motorola, Inc.                         200,000       23,812,500
---------------------------------------------------------------
Nokia Oyj-ADR (Finland)              1,200,000       68,250,000
---------------------------------------------------------------
Scientific-Atlanta, Inc.               350,000       22,771,875
---------------------------------------------------------------
Telefonaktiebolaget LM
  Ericsson-ADR (Sweden)                450,000       39,796,875
---------------------------------------------------------------
                                                    444,760,896
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.19%

Dell Computer Corp.(a)                 350,000       17,543,750
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              243,000       22,340,812
---------------------------------------------------------------
                                                     39,884,562
---------------------------------------------------------------
COMPUTERS (NETWORKING)-6.32%
Cisco Systems, Inc.(a)               1,900,000      131,723,437
---------------------------------------------------------------
Exodus Communications, Inc.(a)         430,000       38,028,125
---------------------------------------------------------------
VeriSign, Inc.(a)                      300,000       41,812,500
---------------------------------------------------------------
                                                    211,564,062
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-3.10%

EMC Corp.(a)                           640,000       88,920,000
---------------------------------------------------------------
Network Appliance, Inc.(a)             200,000       14,787,500
---------------------------------------------------------------
                                                    103,707,500
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-15.38%

Adobe Systems, Inc.                    200,000   $   24,187,500
---------------------------------------------------------------
Allaire Corp.(a)                       150,000        8,259,375
---------------------------------------------------------------
BEA Systems, Inc.(a)                 1,400,000       67,550,000
---------------------------------------------------------------
BroadVision, Inc.(a)                   300,000       13,181,250
---------------------------------------------------------------
Computer Associates International,
  Inc.                                 690,000       38,510,625
---------------------------------------------------------------
eBay, Inc.(a)                          140,000       22,286,250
---------------------------------------------------------------
InfoSpace.com, Inc.(a)                 400,000       28,725,000
---------------------------------------------------------------
Inktomi Corp.(a)                       300,000       46,181,250
---------------------------------------------------------------
Intuit Inc.(a)                         450,000       16,171,875
---------------------------------------------------------------
Microsoft Corp.(a)                     670,000       46,732,500
---------------------------------------------------------------
Oracle Corp.(a)                      1,170,000       93,526,875
---------------------------------------------------------------
Siebel Systems, Inc.(a)                110,000       13,516,250
---------------------------------------------------------------
VERITAS Software Corp.(a)              525,000       56,314,453
---------------------------------------------------------------
WatchGuard Technologies, Inc.(a)       100,000        4,818,750
---------------------------------------------------------------
Yahoo! Inc.(a)                         270,000       35,167,500
---------------------------------------------------------------
                                                    515,129,453
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.86%

McKesson HBOC, Inc.                  1,710,000       28,856,250
---------------------------------------------------------------
ELECTRIC COMPANIES-1.16%
Niagara Mohawk Holdings Inc.(a)      1,435,000       19,910,625
---------------------------------------------------------------
Texas Utilities Co.                    560,000       18,865,000
---------------------------------------------------------------
                                                     38,775,625
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.32%

EchoStar Communications Corp.(a)       285,000       18,150,937
---------------------------------------------------------------
General Electric Co.                   150,000       23,587,500
---------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V.-ADR
  (Netherlands)                        804,000       35,878,500
---------------------------------------------------------------
                                                     77,616,937
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.64%

Kycocera Corp.-ADR (Japan)             130,000       21,588,125
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-1.29%

General Motors Corp.-Class H(a)        450,000       43,340,625
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
ELECTRONICS
  (INSTRUMENTATION)-1.61%

Alpha Industries, Inc.(a)              460,000   $   23,920,000
---------------------------------------------------------------
PE Corp-PE Biosystems Group            500,000       30,000,000
---------------------------------------------------------------
                                                     53,920,000
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-6.82%

Advanced Micro Devices, Inc.(a)        200,000       17,550,000
---------------------------------------------------------------
Analog Devices, Inc.(a)                200,000       15,362,500
---------------------------------------------------------------
Broadcom Corp.-Class A(a)              200,000       34,475,000
---------------------------------------------------------------
Maxim Integrated Products, Inc.(a)     200,000       12,962,500
---------------------------------------------------------------
Microchip Technology, Inc.(a)          180,000       11,171,250
---------------------------------------------------------------
PMC-Sierra, Inc. (Canada)(a)           400,000       76,750,000
---------------------------------------------------------------
SDL, Inc.(a)                           100,000       19,500,000
---------------------------------------------------------------
Texas Instruments Inc.                 250,000       40,718,750
---------------------------------------------------------------
                                                    228,490,000
---------------------------------------------------------------

ENTERTAINMENT-0.65%

Walt Disney Co. (The)                  500,000       21,656,250
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.73%

American Express Co.                    44,000        6,602,750
---------------------------------------------------------------
Citigroup Inc.                         575,000       34,176,562
---------------------------------------------------------------
Freddie Mac                            480,000       22,050,000
---------------------------------------------------------------
MGIC Investment Corp.                  600,000       28,687,500
---------------------------------------------------------------
                                                     91,516,812
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-0.43%

Warner-Lambert Co.                     125,000       14,226,562
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.38%

Genetech, Inc.(a)                      110,000       12,870,000
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-1.70%

Health Management Associates,
  Inc.-Class A(a)                    3,564,000       56,801,250
---------------------------------------------------------------

HEALTH CARE (LONG TERM CARE)-0.41%

Manor Care, Inc.(a)                  1,146,300       13,683,956
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-1.62%

Oxford Health Plans, Inc.(a)           470,000        8,930,000
---------------------------------------------------------------
UnitedHealth Group Inc.                680,000       45,347,500
---------------------------------------------------------------
                                                     54,277,500
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.64%

Beckman Coulter, Inc.                  330,000       21,388,125
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.50%

AXA Financial, Inc.                    508,000       16,573,500
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
INSURANCE (MULTI-LINE)-0.86%

American International Group, Inc.     261,937   $   28,731,215
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.78%

XL Capital Ltd.-Class A                550,000       26,193,750
---------------------------------------------------------------

INSURANCE BROKERS-1.04%

Aon Corp.                            1,285,000       34,775,312
---------------------------------------------------------------

INVESTMENT BANKING/BROKERAGE-0.71%

Morgan Stanley Dean Witter & Co.       308,000       23,639,000
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.95%

Mattel, Inc.                         2,590,000       31,727,500
---------------------------------------------------------------

MANUFACTURING (SPECIALIZED)-0.94%

Parker-Hannifin Corp.                  678,000       31,527,000
---------------------------------------------------------------

NATURAL GAS-0.81%

Dynegy Inc.-Class A                    415,000       27,156,563
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-4.71%

BJ Services Co.(a)                     400,000       28,100,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.        470,000       18,946,875
---------------------------------------------------------------
ENSCO International Inc.               730,000       24,226,875
---------------------------------------------------------------
Schlumberger Ltd.                      439,000       33,610,938
---------------------------------------------------------------
Transocean Sedco Forex Inc.          1,125,336       52,890,792
---------------------------------------------------------------
                                                    157,775,480
---------------------------------------------------------------

OIL (DOMESTIC INTEGRATED)-0.48%

BP Amoco PLC-ADR (United Kingdom)      232,880       11,876,880
---------------------------------------------------------------
USX-Marathon Group                     175,500        4,091,344
---------------------------------------------------------------
                                                     15,968,224
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.75%

Georgia-Pacific Group                  380,000       13,965,000
---------------------------------------------------------------
International Paper Co.                305,000       11,208,750
---------------------------------------------------------------
                                                     25,173,750
---------------------------------------------------------------

RAILROADS-2.36%

Kansas City Southern Industries,
  Inc.                               1,100,000       79,062,500
---------------------------------------------------------------

REAL ESTATE INVESTMENT
  TRUSTS-0.49%

Starwood Hotels & Resorts
  Worldwide, Inc.                      575,000       16,351,563
---------------------------------------------------------------

RETAIL (COMPUTERS & ELECTRONICS)-1.21%

Best Buy Co., Inc.(a)                  500,000       40,375,000
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.60%

Federated Department Stores,
  Inc.(a)                              590,000       20,060,000
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-2.07%

Albertson's, Inc.                    1,070,000       34,841,875
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
RETAIL (FOOD CHAINS)-(CONTINUED)

Kroger Co. (The)(a)                  1,856,000   $   34,452,000
---------------------------------------------------------------
                                                     69,293,875
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-0.89%

Target Corp.                           200,000       13,312,500
---------------------------------------------------------------
Wal-Mart Stores, Inc.                  300,000       16,612,500
---------------------------------------------------------------
                                                     29,925,000
---------------------------------------------------------------

SERVICES
  (ADVERTISING/MARKETING)-0.41%

Omnicom Group, Inc.                    150,000       13,659,375
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.51%

Ariba, Inc.(a)                         440,000       32,642,500
---------------------------------------------------------------
IMS Health, Inc.                     1,040,000       17,745,000
---------------------------------------------------------------
                                                     50,387,500
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-2.13%

Brocade Communications Systems,
  Inc.(a)                              450,000       55,800,000
---------------------------------------------------------------
SunGard Data Systems, Inc.(a)          450,000       15,553,125
---------------------------------------------------------------
                                                     71,353,125
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.40%

Equifax, Inc.                          500,000       12,218,750
---------------------------------------------------------------
First Data Corp.                       712,000       34,665,500
---------------------------------------------------------------
                                                     46,884,250
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.30%

Phone.com, Inc.(a)                     150,000       12,600,000
---------------------------------------------------------------
Western Wireless Corp.-Class A(a)      625,000       31,054,688
---------------------------------------------------------------
                                                     43,654,688
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
TELECOMMUNICATIONS (LONG
  DISTANCE)-0.54%

KPNQwest N.V. (Netherlands)(a)         150,000   $    6,037,500
---------------------------------------------------------------
WinStar Communications, Inc.(a)        300,000       11,962,500
---------------------------------------------------------------
                                                     18,000,000
---------------------------------------------------------------

TELEPHONE-1.74%

Allegiance Telecom, Inc.(a)             32,700        2,313,525
---------------------------------------------------------------
Bell Atlantic Corp.                    200,000       11,850,000
---------------------------------------------------------------
Qwest Communications
  International, Inc.(a)               650,000       28,193,750
---------------------------------------------------------------
US West, Inc.                          225,000       16,017,188
---------------------------------------------------------------
                                                     58,374,463
---------------------------------------------------------------

WASTE MANAGEMENT-0.88%

Waste Management, Inc.               1,861,000       29,543,375
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $2,182,133,942)                             3,257,189,248
---------------------------------------------------------------

MONEY MARKET FUNDS-2.76%

STIC Liquid Assets Portfolio(b)     46,251,612       46,251,612
---------------------------------------------------------------
STIC Prime Portfolio(b)             46,251,612       46,251,612
---------------------------------------------------------------
    Total Money Market Funds (Cost
      $92,503,224)                                   92,503,224
---------------------------------------------------------------

TOTAL INVESTMENTS-100.03% (Cost
  $2,274,637,166)                                 3,349,692,472
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.03%)                                       (997,083)
---------------------------------------------------------------
NET ASSETS-100.00%                               $3,348,695,389
---------------------------------------------------------------

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $2,274,637,166)                              $3,349,692,472
-------------------------------------------------------------
Receivables for:
  Investments sold                                  5,643,231
-------------------------------------------------------------
  Capital stock sold                                  125,523
-------------------------------------------------------------
  Dividends and interest                            1,457,367
-------------------------------------------------------------
Investment for deferred compensation plan              57,806
-------------------------------------------------------------
Other assets                                           24,851
-------------------------------------------------------------
    Total assets                                3,357,001,250
-------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                             5,909,647
-------------------------------------------------------------
  Capital stock reacquired                            466,879
-------------------------------------------------------------
  Deferred compensation                                57,806
-------------------------------------------------------------
Accrued advisory fees                               1,713,684
-------------------------------------------------------------
Accrued administrative services fees                   15,907
-------------------------------------------------------------
Accrued distribution fees-Class II                      1,400
-------------------------------------------------------------
Accrued transfer agent fees                            73,830
-------------------------------------------------------------
Accrued operating expenses                             66,708
-------------------------------------------------------------
    Total liabilities                               8,305,861
-------------------------------------------------------------
Net assets applicable to shares outstanding    $3,348,695,389
=============================================================

NET ASSETS:

Class I                                        $3,342,378,937
=============================================================
Class II                                       $    6,316,452
=============================================================
Capital stock, $0.01 par value per share:
Class I:
  Authorized                                    1,000,000,000
-------------------------------------------------------------
  Outstanding                                     149,175,952
-------------------------------------------------------------
Class II:
  Authorized                                    1,000,000,000
-------------------------------------------------------------
  Outstanding                                         283,803
-------------------------------------------------------------
Class I
  Net asset value price per share              $        22.41
=============================================================
Class II
  Net asset value price per share              $        22.26
=============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of $126,974 foreign withholding
  tax)                                          $  9,983,272
------------------------------------------------------------
Interest                                              40,611
------------------------------------------------------------
    Total investment income                       10,023,883
------------------------------------------------------------

EXPENSES:

Advisory fees                                     10,443,626
------------------------------------------------------------
Administrative services fees                         100,896
------------------------------------------------------------
Custodian fees                                        87,506
------------------------------------------------------------
Distribution fees-Class II                             1,813
------------------------------------------------------------
Transfer agent fees                                  152,256
------------------------------------------------------------
Directors' fees                                        8,380
------------------------------------------------------------
Other                                                180,477
------------------------------------------------------------
    Total expenses                                10,974,954
------------------------------------------------------------
Less: Expenses paid indirectly                       (12,043)
------------------------------------------------------------
    Expenses reimbursed                              (49,427)
------------------------------------------------------------
    Net expenses                                  10,913,484
------------------------------------------------------------
Net investment income (loss)                        (889,601)
------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          597,483,047
------------------------------------------------------------
  Foreign currencies                                  69,511
------------------------------------------------------------
  Option contracts written                           262,376
------------------------------------------------------------
                                                 597,814,934
------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                          157,740,161
------------------------------------------------------------
  Foreign currencies                                    (780)
------------------------------------------------------------
                                                 157,739,381
------------------------------------------------------------
Net gain from investment securities and
  foreign currencies                             755,554,315
------------------------------------------------------------
Net increase in net assets resulting from
  operations                                    $754,664,714
=============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2000              1999
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $     (889,601)   $     (139,035)
-----------------------------------------------------------   --------------    --------------
  Net realized gain from investment securities foreign
    currencies and options contracts                             597,814,934       418,534,180
-----------------------------------------------------------   --------------    --------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            157,739,381       367,176,021
-----------------------------------------------------------   --------------    --------------
       Net increase in net assets resulting from operations      754,664,714       785,571,166
-----------------------------------------------------------   --------------    --------------
Distributions to shareholders from net investment
  income-Class I                                                    --              (4,242,441)
-----------------------------------------------------------   --------------    --------------
Distributions to shareholders from net realized gains:
-----------------------------------------------------------   --------------    --------------
  Class I                                                       (413,691,755)     (112,082,098)
-----------------------------------------------------------   --------------    --------------
  Class II                                                          (242,396)         --
-----------------------------------------------------------   --------------    --------------
Share transactions-net:
-----------------------------------------------------------   --------------    --------------
  Class I                                                        377,748,329       124,655,784
-----------------------------------------------------------   --------------    --------------
  Class II                                                         5,601,488           680,370
-----------------------------------------------------------   --------------    --------------
       Net increase in net assets                                724,080,380       794,582,781
-----------------------------------------------------------   --------------    --------------

NET ASSETS:

  Beginning of period                                          2,624,615,009     1,830,032,228
-----------------------------------------------------------   --------------    --------------
  End of period                                               $3,348,695,389    $2,624,615,009
===========================================================   ==============    ==============

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $1,673,670,573    $1,290,320,756
-----------------------------------------------------------   --------------    --------------
  Undistributed net investment income (loss)                        (983,895)          (94,294)
-----------------------------------------------------------   --------------    --------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts          600,954,185       417,073,402
-----------------------------------------------------------   --------------    --------------
  Net unrealized appreciation of investment securities and
    foreign currencies                                         1,075,054,526       917,315,145
-----------------------------------------------------------   --------------    --------------
                                                              $3,348,695,389    $2,624,615,009
===========================================================   ==============    ==============

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund consists of two classes of shares: Class I shares and Class II shares. Class II shares commenced sales on July 19, 1999. The Fund's investment objective is growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
        Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions -Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

  A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

H. Bond Premiums -- It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $10 million of the Fund's average daily net assets, plus 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has contractually agreed to limit the Class II expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 1.50% of the average daily net assets of the Fund's Class II shares. During the six months ended April 30, 2000, AIM reimbursed expenses of $49,427.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $100,896 for such services.
  Effective March 13, 2000, the Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund.
  The Fund has entered into a Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class II shares (the "Distribution Plan"). The Fund, pursuant to the Distribution Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class II shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of Class II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class II shares of the Fund. Any amounts not paid as a service fee under the Distribution Plan would constitute an asset-based sales charge. The Distribution Plan also imposes a cap on the total sales charges, including asset-based sales charges that may be paid by the Class II shares. During the six months ended April 30, 2000, the Class II shares paid AIM Distributors $1,813 as compensation under the Plan.
  During the six months ended April 30, 2000, the Fund paid legal fees of $3,049 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.
  Substantially all shares of the Fund are held of record by State Street Bank and Trust Company as custodian for AIM Summit Investors Plans I and II, unit investments trusts that are sponsored by AIM Distributors.
  Certain officers and directors of the Fund are officers of AIM and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in custodian fees of $12,043 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $12,043 during the six months ended April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $1,874,305,552 and $1,917,740,975, respectively.

  The amount of unrealized appreciation of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities    $1,079,423,416
------------------------------------------------------------  --------------
Aggregate unrealized (depreciation) of investment securities      (9,176,181)
------------------------------------------------------------  --------------
Net unrealized appreciation of investment securities          $1,070,247,235
============================================================  ==============

Cost of investments for tax purposes is $2,279,445,237.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2000 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF   PREMIUMS
                                                              CONTRACTS   RECEIVED
                                                              ---------   ---------
Beginning of period                                                --     $      --
----------------------------------------------------          -------     ---------
Written                                                         1,300       577,573
----------------------------------------------------          -------     ---------
Closed                                                         (1,300)     (577,573)
----------------------------------------------------          -------     ---------
End of period                                                      --            --
====================================================          =======     =========

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                     APRIL 30, 2000              OCTOBER 31, 1999
                                                               --------------------------   --------------------------
                                                                 SHARES         AMOUNT        SHARES         AMOUNT
                                                               -----------   ------------   -----------   ------------
Sold:
  Class I                                                       12,595,886   $272,947,905    13,483,892   $237,827,156
-------------------------------------------------------        -----------   ------------   -----------   ------------
  Class II*                                                        255,089      5,773,271        36,977        708,414
-------------------------------------------------------        -----------   ------------   -----------   ------------
Issued as reinvestment of dividends:
  Class I                                                       19,231,825    383,484,063     7,006,133    112,308,495
-------------------------------------------------------        -----------   ------------   -----------   ------------
  Class II*                                                         12,205        242,395            --             --
-------------------------------------------------------        -----------   ------------   -----------   ------------
Reacquired:
  Class I                                                      (12,770,259)  (278,683,639)  (12,707,834)  (225,479,867)
-------------------------------------------------------        -----------   ------------   -----------   ------------
  Class II*                                                        (18,995)      (414,178)       (1,473)       (28,044)
-------------------------------------------------------        -----------   ------------   -----------   ------------
                                                                19,305,751   $383,349,817     7,817,695   $125,336,154
=======================================================        ===========   ============   ===========   ============

*  Class II shares commenced sales on July 19, 1999.

NOTE 9-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                           CLASS I                                   CLASS II
                                        --------------------------------------------------------------------------  ----------
                                        SIX MONTHS                                                                  SIX MONTHS
                                           ENDED                           YEAR ENDED OCTOBER 31,                     ENDED
                                         APRIL 30,     -----------------------------------------------------------  APRIL 30,
                                           2000           1999         1998        1997        1996        1995        2000
                                        -----------    ----------   ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period    $    20.17     $    14.96   $    15.15  $    12.99  $    12.14  $     9.78  $   20.12
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Income from investment operations:
  Net investment income (loss)               (0.01)            --         0.03        0.02        0.04        0.04      (0.05)
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
  Net gains (losses) on securities
    (both realized and unrealized)            5.42           6.16         1.23        3.34        1.69        2.81       5.36
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
    Total from investment operations          5.41           6.16         1.26        3.36        1.73        2.85       5.31
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Less distributions:
  Dividends from net investment income          --          (0.04)       (0.02)      (0.03)      (0.03)      (0.10)        --
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
  Distributions from net realized
    gains                                    (3.17)         (0.91)       (1.43)      (1.17)      (0.85)      (0.39)     (3.17)
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
    Total distributions                      (3.17)         (0.95)       (1.45)      (1.20)      (0.88)      (0.49)     (3.17)
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Net asset value, end of period          $    22.41     $    20.17   $    14.96  $    15.15  $    12.99  $    12.14  $   22.26
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Total return(a)                              28.76%         42.79%        9.49%      28.53%      15.61%      31.03%     28.29%
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $3,342,379     $2,623,901   $1,830,032  $1,650,234  $1,261,008  $1,050,011  $   6,316
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Ratio of expenses to average net
  assets:                                     0.66%(b)       0.67%        0.67%       0.68%       0.70%       0.71%      1.50%(b)(c)
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Ratio of net investment income (loss)
  to average net assets                      (0.05)%(b)     (0.01)%       0.23%       0.11%       0.29%       0.33%     (0.89)%(b)
--------------------------------------  ----------     ----------   ----------  ----------  ----------  ----------  ---------
Portfolio turnover rate                         60%            92%          83%         88%        118%        126%        60%
======================================  ==========     ==========   ==========  ==========  ==========  ==========  =========

                                          CLASS II
                                        -------------
                                        JULY 19, 1999
                                         (DATE SALES
                                        COMMENCED) TO
                                         OCTOBER 31,
                                            1999
                                        -------------
Net asset value, beginning of period       $20.68
--------------------------------------     ------
Income from investment operations:
  Net investment income (loss)                 --
--------------------------------------     ------
  Net gains (losses) on securities
    (both realized and unrealized)          (0.56)
--------------------------------------     ------
    Total from investment operations        (0.56)
--------------------------------------     ------
Less distributions:
  Dividends from net investment income         --
--------------------------------------     ------
  Distributions from net realized
    gains                                      --
--------------------------------------     ------
    Total distributions                        --
--------------------------------------     ------
Net asset value, end of period             $20.12
--------------------------------------     ------
Total return(a)                             (2.71)%
--------------------------------------     ------
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $  714
--------------------------------------     ------
Ratio of expenses to average net
  assets:                                    1.46%(d)
--------------------------------------     ------
Ratio of net investment income (loss)
  to average net assets                     (0.80)%(d)
--------------------------------------     ------
Portfolio turnover rate                        92%
======================================     ======

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $3,318,470,172 and $3,300,653 for Class I and Class II, respectively.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursement was 4.51% (annualized).
(d) Annualized.

NOTE 10-SUBSEQUENT EVENTS

At a Special Meeting of shareholders on Wednesday, May 3, 2000, the following proposals were passed to be effective at the end of July 2000 or soon thereafter.

(a) Approval of the adoption of a Distribution Plan for the Class I shares of the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.
(b) Approval of a Plan of Recapitalization pursuant to which the Charter of the fund will be amended to reclassify the Class II shares of the fund as Class I shares of the fund.

BOARD OF DIRECTORS                             OFFICERS                                     OFFICE OF THE FUND
Charles T. Bauer                               Charles T. Bauer                             11 Greenway Plaza
Chairman                                       Chairman                                     Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                               Robert H. Graham
Bruce L. Crockett                              President                                    INVESTMENT ADVISOR
Director
ACE Limited;                                   Carol F. Relihan                             A I M Advisors, Inc.
Formerly Director, President, and              Senior Vice President and Secretary          11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                             Gary T. Crum                                 Houston, TX 77046
                                               Senior Vice President
Owen Daly II                                                                                TRANSFER AGENT
Director                                       Dana R. Sutton
Cortland Trust Inc.                            Vice President and Treasurer                 AIM Fund Services, Inc.
                                                                                            P.O. Box 4739
Edward K. Dunn Jr.                             Melville B. Cox                              Houston, Tx 77210-4739
Chairman, Mercantile Mortgage Corp.;           Vice President
Formerly Vice Chairman and President,                                                       CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and       Edgar M. Larsen
President, Mercantile Bankshares               Vice President                               State Street Bank and Trust Company
                                                                                            225 Franklin Street
Jack Fields                                    Mary J. Benson                               Boston, MA 02110
Chief Executive Officer                        Assistant Vice President and
Texana Global, Inc.;                           Assistant Treasurer                          COUNSEL TO THE FUND
Formerly Member
of the U.S. House of Representatives           Sheri Morris                                 Ballard Spahr
                                               Assistant Vice President and                 Andrews & Ingersoll, LLP
Carl Frischling                                Assistant Treasurer                          1735 Market Street
Partner                                                                                     Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP          Renee A. Friedli
                                               Assistant Secretary                          COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer          P. Michelle Grace                            Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                    Assistant Secretary                          919 Third Avenue
                                                                                            New York, NY 10022
Prema Mathai-Davis                             Nancy L. Martin
Chief Executive Officer, YWCA of the U.S.A.    Assistant Secretary                          DISTRIBUTOR

Lewis F. Pennock                               Ofelia M. Mayo                               A I M Distributors, Inc.
Attorney                                       Assistant Secretary                          11 Greenway Plaza
                                                                                            Suite 100
Louis S. Sklar                                 Lisa A. Moss                                 Houston, TX 77046
Executive Vice President                       Assistant Secretary
Hines Interests
Limited Partnership                            Kathleen J. Pflueger
                                               Assistant Secretary

                                               Samuel D. Sirko
                                               Assistant Secretary

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                            INTERNATIONAL GROWTH FUNDS                      A I M Management Group Inc. has provided
AIM Aggressive Growth Fund              AIM Advisor International Value Fund            leadership in the mutual fund industry
AIM Blue Chip Fund                      AIM Asian Growth Fund                           since 1976 and managed approximately $176
AIM Capital Development Fund            AIM Developing Markets Fund                     billion in assets for more than 7.4 million
AIM Constellation Fund(1)               AIM Euroland Growth Fund(5)                     shareholders, including individual
AIM Dent Demographic Trends Fund        AIM European Development Fund                   investors, corporate clients and Financial
AIM Emerging Growth Fund                AIM International Equity Fund                   institutions, as of March 31, 2000.
AIM Large Cap Growth Fund               AIM Japan Growth Fund                               The AIM Family of Funds--Registered
AIM Large Cap Opportunities Fund        AIM Latin American Growth Fund                  Trademark-- is distributed nationwide, and
AIM Mid Cap Equity Fund                                                                 AIM today is the eighth-largest mutual fund
AIM Mid Cap Growth Fund                 GLOBAL GROWTH FUNDS                             complex in the  United States in assets
AIM Mid Cap Opportunities Fund(2)       AIM Global Aggressive Growth Fund               under management, according to Strategic
AIM Select Growth Fund                  AIM Global Growth Fund                          Insight, an independent mutual fund monitor.
AIM Small Cap Growth Fund(3)            AIM Global Trends Fund(6)
AIM Small Cap Opportunities Fund(4)
AIM Value Fund                          GLOBAL GROWTH & INCOME FUNDS
AIM Weingarten Fund                     AIM Global Utilities Fund

GROWTH & INCOME FUNDS                   GLOBAL INCOME FUNDS
AIM Advisor Flex Fund                   AIM Global Income Fund
AIM Advisor Real Estate Fund            AIM Strategic Income Fund
AIM Balanced Fund
AIM Basic Value Fund                    THEME FUNDS
AIM Charter Fund                        AIM Global Consumer Products and Services Fund
                                        AIM Global Financial Services Fund
INCOME FUNDS                            AIM Global Health Care Fund
AIM Floating Rate Fund                  AIM Global Infrastructure Fund
AIM High Yield Fund                     AIM Global Resources Fund
AIM High Yield Fund II                  AIM Global Telecommunications and Technology Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. For more complete information about any AIM fund(s), including sales charges and expenses, ask your Financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                         INVEST WITH DISCIPLINE
                                                        --Registered Trademark--



                                                                      SUM-SAR-1

AIM Distributors, Inc.